Subsidiary Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable [Line Items]
Subsidiary preferred shares	$ 3,699	$ 2,345
Loans
Notes Payable [Line Items]
Subsidiary preferred shares	3,439	2,097
Convertible notes
Notes Payable [Line Items]
Subsidiary preferred shares	$ 260	$ 248	$ 2,696